Stock Option and Purchase Plans (Details Textual) (Employee Stock Purchase Plan, USD $)	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Stock Option And Purchase Plans (Textual) [Abstract]
Maximum Contribution per participant per calendar year	$ 5,200
Maximum number of shares authorized for issuance from treasury under the Employee Stock Purchase Plan	100,000
Employee stock purchase plan average price of shares purchased during period	$ 49.53	$ 26.88	$ 22.17
Shares available for issuance from treasury under the Employee Stock Purchase plan	70,170
Treasury Stock
Stock Option And Purchase Plans (Textual) [Abstract]
Shares issued under stock purchase plan	1,181	2,000	2,406